Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income (loss)	$ 4,864,002	$ (1,910,337)	$ (9,676,191)
Less: Net loss from discontinued operations		3,834,683	7,682,866
Net income (loss) from continuing operations	4,864,002	1,924,346	(1,993,325)
Adjustments to reconcile net income (loss) from continuing operations to net cash used in operating activities:
Depreciation of property and equipment	13,113,964	3,324,655
Loss from disposal of property and equipment	3,746,247
Impairment of digital assets	9,045,007
Share based compensation expenses in connection with issuance of restricted shares	20,461,318
Share based compensation expenses in connection with issuance of common shares	1,446,098	456,000	1,760,000
Loss from acquisition of a subsidiary		1,964
Deferred tax expenses	404,291
Changes in operating assets and liabilities:
Digital assets	(104,117,143)	(21,440,377)
Other current assets	(257,736)	(1,762,167)	(335,523)
Other noncurrent assets	(5,538,500)
Accounts payable	21,551,220	14,284,286
Income tax payable	559,774
Long-term income tax payable	2,767,276
Other payables and accrued liabilities	8,695,500	(207,803)	426,567
Net Cash Used in Operating Activities from Continuing Activities	(23,258,682)	(3,419,096)	(142,281)
Net Cash Used in Operating Activities from Discontinued Activities			(1,205,201)
Net Cash Used in Operating Activities	(23,258,682)	(3,419,096)	(1,347,482)
Cash Flows from Investing Activities:
Purchases of property and equipment	(6,466,270)	(4,505,491)
Deposits for property and equipment	(40,374,950)		(110,000)
Proceeds from sales of digital assets	5,906,790	2,447,406
Acquisition of cash in connection with acquisition of a subsidiary		11,326
Net Cash Used in Investing Activities from Continuing Operations	(40,934,430)	(2,046,759)	(110,000)
Net Cash Used in Investing Activities from Discontinued Operations			(806,167)
Net Cash Used in Investing Activities	(40,934,430)	(2,046,759)	(916,167)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary shares under direct offering	34,255,000
Proceeds from issuance of convertible notes, net of issuance costs	1,280,000
Proceeds from issuance of ordinary share under private placement transactions, net of issuance cost	74,958,366	5,248,000
Payment of liquidated damages related to private placement transactions	(3,200,000)
Proceeds from borrowings from related parties		7,000
Repayment of borrowings to related parties	(12,000)
Withholding of common shares to pay employee withholding taxes	(1,094,859)
Net Cash Provided by Financing Activities	106,186,507	5,255,000
Effect of exchange rate changes on cash and cash equivalents			(40,126)
Net increase (decrease) in cash, cash equivalents and restricted cash	41,993,395	(210,855)	(2,303,775)
Cash, cash equivalents and restricted cash, beginning of year	405,133	630,650	2,934,425
Cash, cash equivalents and restricted cash, end of year	42,398,528	419,795	630,650
Less: cash, cash equivalents and restricted cash from discontinued operations, end of year		14,662	14,662
Cash, cash equivalents and restricted cash from continuing operations, end of year	42,398,528	405,133	615,988
Supplemental Cash Flow Information
Cash paid for interest expense
Cash paid for income tax	125,000
Non-cash Transactions of Investing and Financing Activities
Collection of USDC from private placement	1,179,368	14,552,000
Proceeds from sales of miners in USDT	9,441,561
Investment in an investment security in USDC	(1,000,000)
Purchases of property and equipment in USDT	(21,103,910)
Purchases of property and equipment in USDC	(895,893)	(14,416,498)
Issuance of ordinary shares in exchange of property and equipment		(15,466,787)
Payment of deposits on equipment in BTC	(13,226,077)
Collection of USDC from a related party		329,722
Repayment of USDC to a related party	(329,722)
Cash and cash equivalents	42,398,528	405,133	15,988
Restricted cash			600,000
Cash, cash equivalents and restricted cash	$ 42,398,528	$ 405,133	$ 615,988